Schedule of trade and other payables (Details) - Cilo Cybin Holdings Limited [member] - USD ($)	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Trade payables	$ 7,730	$ 7,730
Accrued expenses	2,896,874	70,000
Other payables	45,093	239,513
Total	$ 2,949,697	$ 317,243